Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [abstract]
Inventories

	As at 31 December 2018			As at 31 December 2019
	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000	Gross carrying amount RMB’000	Provision for declines in the value of inventories RMB’000	Carrying amount RMB’000
Raw materials	5,529,241	-	5,529,241	4,567,648	-	4,567,648
Work in progress	1,099,235	(55,098)	1,044,137	1,072,040	(78,981)	993,059
Finished goods	1,440,721	(56,448)	1,384,273	1,022,335	(33,763)	988,572
Spare parts and consumables	209,907	(46,683)	163,224	247,873	(42,718)	205,155

	8,279,104	(158,229)	8,120,875	6,909,896	(155,462)	6,754,434